Investment Objectives and Goals	Dec. 23, 2025
THOR Equal Weight Low Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY– THOR Equal Weight Low Volatility ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide investment results that generally correspond, before fees and expenses, to the performance of the THOR Equal Weight Low Volatility Index (the “Index”).
THOR Index Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY– THOR Index Rotation ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide investment results that generally correspond, before fees and expenses, to the performance of the THOR SDQ Rotation Index (the “Index”).